Income Taxes and Tax Receivable Agreement (Tables) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid by individual jurisdiction	The income taxes paid consisted of the following:

	December 31,
	2025	2024	2023
Federal	$1,630	$—	—
State:
Texas	758	598	204
Other State Taxes	100

Total income tax paid	$2,488	$598	204

Schedule of components of income tax expense benefit
The income tax expense consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Current
Federal	$2,213	$—	$—
State	1,932	598	204

Total current tax expense	$4,145	$598	$204
Deferred
Federal	$(710)	$—	$—
State	208	—	—

Total deferred tax expense (benefit)	$(502)	$—	$—

Total provision for income taxes	$3,643	$598	$204

Schedule of effective income tax rate reconciliation
The following is a reconciliation of the statutory federal income tax rate to our effective tax rate for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025		2024		2023
U.S. Federal Statutory Tax Rate	$32,203	21.0%	$2,210	21.0%	$(23,024)	21.0%
State and Local Income Tax, Net of Federal Income Tax Effects (1)	2,037	1.3%	598	5.7%	204	(0.2)%
Nontaxable or Nondeductible items
Partnership Income	(30,646)	(20.0)%	(2,210)	(21.0)%	23,024	(21.0)%
Other	49	0.0%	—	—%	—	—%

Effective Tax Rate	$3,643	2.3%	$598	5.7%	$204	(0.2)%

Schedule of deferred tax assets and liabilities
Significant components of the Company’s deferred income tax assets and liabilities consist of the following:

	December 31,
	2025	2024
Deferred tax assets
Other	$740	$—

Gross deferred tax assets	740	$—
Valuation allowance	—	—

Total deferred tax assets	740	$—
Deferred tax liabilities:
Fixed assets	$(1,311)	$—
Intangible assets	(4,215)	—
Other	$(553)	—

Total deferred tax liabilities	$(6,079)	—

Total deferred tax assets/(liabilities)	$(5,339)	$—